The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                                  Excel Choice
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                        The Alger Portfolios                                            Fred Alger Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
                    American Century Investments                               American Century Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
                  Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index Portfolio
prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio ** - AIP (includes assets merged    Index:  S&P 500 Index.
from Calvert VP SRI Strategic Portfolio as of April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
                   Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  -------------------------------------------------------------
              Columbia Funds Variable Series Trust 2                           Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,         Long-term capital appreciation.
Class 2
---------------------------------------------------------------------  -------------------------------------------------------------
                        DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS International VIP Portfolio, Class A                               Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
                       DWS Variable Series II                                   Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A -                             Long-term capital growth.
(named DWS Global Thematic VIP Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                Money market, current income.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A - Dreman Value          Long-term capital appreciation.
Management, L.L.C. (named DWS Dreman Small Mid Cap Value VIP
Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
             Fidelity(R) Variable Insurance Products                              Fidelity Management & Research Company
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2             Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2             Index:  S&P 500(R) Index. **
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2                   Long-term growth.
---------------------------------------------------------------------  -------------------------------------------------------------
               Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  -------------------------------------------------------------

                                       1

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                    ALPS Variable Investors Trust                                           ALPS Advisors, Inc.
            (Financial Investors Variable Insurance Trust
                       prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson    Capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson
---------------------------------------------------------------------  -------------------------------------------------------------
                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. American Franchise Fund, Series I - (named Invesco Van    Seek capital growth.
Kampen V.I. American Franchise Fund prior to April 29, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
                 MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Growth Series, Initial Class                                    Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current income, but also considering capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                           Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------  -------------------------------------------------------------
             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I -                     Long-term capital growth; current income is secondary.
Neuberger Berman LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I -      Capital growth.
Neuberger Berman LLC
---------------------------------------------------------------------  -------------------------------------------------------------
                 Oppenheimer Variable Account Funds                                  OFI Global Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Global Fund/VA, Non-Service Shares -                       The Fund seeks capital appreciation.
OppenheimerFunds, Inc. (named Oppenheimer Global Securities
Fund/VA prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares -               The Fund seeks capital appreciation.
OppenheimerFunds, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
                   PIMCO Variable Insurance Trust                               Pacific Investment Management Company LLC
---------------------------------------------------------------------  -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------  -------------------------------------------------------------
                  T. Rowe Price Equity Series, Inc.                                  T. Rowe Price Associates, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------  -------------------------------------------------------------
                 Third Avenue Variable Series Trust                                   Third Avenue Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
               The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of three
                                                                       to five years by investing primarily in a diversified
                                                                       portfolio of fixed income securities.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry, including
                                                                       real estate investment trusts.
---------------------------------------------------------------------  -------------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Union Central Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.

5. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

            If you do not have a current prospectus, please contact
                     Union Central Life at 1-800-319-6902.

                           APPENDIX B - ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.860% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2014. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central Life's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central Life has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central Life's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                        USING CURRENT CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       3,104       2,923       2,743       1,213       1,032         852
2           300,000     300,000     300,000       6,498       5,945       5,415       4,607       4,055       3,524
3           300,000     300,000     300,000      10,209       9,069       8,016       8,318       7,178       6,125
4           300,000     300,000     300,000      14,267      12,293      10,542      12,376      10,402       8,651
5           300,000     300,000     300,000      18,708      15,625      12,994      16,817      13,734      11,103
6           300,000     300,000     300,000      23,559      19,054      15,360      21,858      17,352      13,658
7           300,000     300,000     300,000      28,886      22,607      17,662      27,373      21,094      16,150
8           300,000     300,000     300,000      34,740      26,291      19,902      33,416      24,967      18,578
9           300,000     300,000     300,000      41,182      30,117      22,085      40,048      28,982      20,951
10          300,000     300,000     300,000      48,267      34,083      24,205      47,322      33,138      23,259
15          300,000     300,000     300,000      97,826      57,105      34,174      97,826      57,105      34,174
20          408,833     300,000     300,000     182,129      87,691      44,646     182,129      87,691      44,646
25          618,997     300,000     300,000     318,570     125,011      52,473     318,570     125,011      52,473
30          914,713     300,000     300,000     537,440     170,782      56,386     537,440     170,782      56,386
35        1,341,221     343,627     300,000     886,154     227,037      54,381     886,154     227,037      54,381
40        1,969,085     402,611     300,000   1,438,643     294,153      42,851   1,438,643     294,153      42,851
45        2,915,134     471,647     300,000   2,308,925     373,567      14,329   2,308,925     373,567      14,329
50        4,349,304     552,982           0   3,675,230     467,278           0   3,675,230     467,278           0
55        6,561,011     651,815           0   5,815,880     577,789           0   5,815,880     577,789           0
60        9,909,251     765,604           0   9,220,395     712,382           0   9,220,395     712,382           0
Age 100  13,860,119     873,094           0  13,591,817     856,193           0  13,591,817     856,193           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                        USING GUARANTEED CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       2,737       2,570       2,403         847         679         512
2           300,000     300,000     300,000       5,916       5,406       4,918       4,025       3,516       3,027
3           300,000     300,000     300,000       9,388       8,335       7,363       7,497       6,444       5,472
4           300,000     300,000     300,000      13,180      11,354       9,733      11,290       9,463       7,842
5           300,000     300,000     300,000      17,324      14,467      12,028      15,434      12,576      10,137
6           300,000     300,000     300,000      21,849      17,669      14,240      20,147      15,967      12,538
7           300,000     300,000     300,000      26,796      20,965      16,372      25,283      19,453      14,860
8           300,000     300,000     300,000      32,203      24,354      18,417      30,879      23,031      17,094
9           300,000     300,000     300,000      38,121      27,840      20,377      36,986      26,706      19,243
10          300,000     300,000     300,000      44,595      31,419      22,243      43,650      30,474      21,298
15          300,000     300,000     300,000      90,166      52,331      31,061      90,166      52,331      31,061
20          369,411     300,000     300,000     164,567      76,354      36,606     164,567      76,354      36,606
25          546,066     300,000     300,000     281,036     102,988      36,810     281,036     102,988      36,810
30          781,095     300,000     300,000     458,933     131,440      27,920     458,933     131,440      27,920
35        1,096,989     300,000     300,000     724,788     160,384       2,042     724,788     160,384       2,042
40        1,522,356     300,000           0   1,112,256     187,935           0   1,112,256     187,935           0
45        2,100,670     300,000           0   1,663,831     212,147           0   1,663,831     212,147           0
50        2,886,865     300,000           0   2,439,446     231,908           0   2,439,446     231,908           0
55        3,966,887     300,000           0   3,516,370     242,661           0   3,516,370     242,661           0
60        5,460,063     300,000           0   5,080,499     218,082           0   5,080,499     218,082           0
Age 100   7,056,258           0           0   6,919,664           0           0   6,919,664           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPT B
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                        USING CURRENT CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           303,098     302,918     302,737       3,098       2,918       2,737       1,207       1,027         847
2           306,479     305,928     305,400       6,479       5,928       5,400       4,588       4,037       3,509
3           310,168     309,033     307,985      10,168       9,033       7,985       8,277       7,142       6,094
4           314,191     312,229     310,488      14,191      12,229      10,488      12,300      10,339       8,597
5           318,582     315,523     312,912      18,582      15,523      12,912      16,692      13,632      11,021
6           323,364     318,901     315,242      23,364      18,901      15,242      21,662      17,199      13,540
7           328,597     322,390     317,500      28,597      22,390      17,500      27,084      20,877      15,988
8           334,329     325,994     319,689      34,329      25,994      19,689      33,006      24,671      18,366
9           340,617     329,725     321,815      40,617      29,725      21,815      39,482      28,591      20,681
10          347,506     333,577     323,869      47,506      33,577      23,869      46,560      32,631      22,923
15          394,899     355,520     333,311      94,899      55,520      33,311      94,899      55,520      33,311
20          475,315     384,482     343,240     175,315      84,482      43,240     175,315      84,482      43,240
25          605,891     418,096     349,973     305,891     118,096      49,973     305,891     118,096      49,973
30          879,559     455,518     351,869     516,786     155,518      51,869     516,786     155,518      51,869
35        1,290,964     494,733     346,549     852,949     194,733      46,549     852,949     194,733      46,549
40        1,896,433     531,624     330,403   1,385,562     231,624      30,403   1,385,562     231,624      30,403
45        2,808,600     558,285           0   2,224,546     258,285           0   2,224,546     258,285           0
50        4,191,307     561,378           0   3,541,720     261,378           0   3,541,720     261,378           0
55        6,323,566     519,611           0   5,605,402     219,611           0   5,605,402     219,611           0
60        9,551,485     405,522           0   8,887,500     105,522           0   8,887,500     105,522           0
Age 100  13,392,002           0           0  13,092,002           0           0  13,092,002           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                        USING GUARANTEED CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           302,732     302,565     302,398       2,732       2,565       2,398         841         674         507
2           305,898     305,390     304,903       5,898       5,390       4,903       4,007       3,499       3,012
3           309,349     308,300     307,333       9,349       8,300       7,333       7,458       6,410       5,442
4           313,108     311,293     309,682      13,108      11,293       9,682      11,217       9,402       7,791
5           317,204     314,369     311,949      17,204      14,369      11,949      15,313      12,478      10,058
6           321,661     317,522     314,127      21,661      17,522      14,127      19,960      15,820      12,425
7           326,517     320,756     316,216      26,517      20,756      16,216      25,004      19,243      14,703
8           331,802     324,065     318,209      31,802      24,065      18,209      30,479      22,741      16,886
9           337,561     327,452     320,109      37,561      27,452      20,109      36,426      26,317      18,974
10          343,828     330,908     321,904      43,828      30,908      21,904      42,883      29,962      20,958
15          387,079     350,655     330,146      87,079      50,655      30,146      87,079      50,655      30,146
20          454,806     371,821     334,594     154,806      71,821      34,594     154,806      71,821      34,594
25          559,961     391,840     332,900     259,961      91,840      32,900     259,961      91,840      32,900
30          722,185     405,699     321,266     422,185     105,699      21,266     422,185     105,699      21,266
35        1,011,121     403,702           0     668,055     103,702           0     668,055     103,702           0
40        1,405,414     367,617           0   1,026,816      67,617           0   1,026,816      67,617           0
45        1,941,291           0           0   1,537,595           0           0   1,537,595           0           0
50        2,669,658           0           0   2,255,903           0           0   2,255,903           0           0
55        3,670,127           0           0   3,253,312           0           0   3,253,312           0           0
60        5,053,224           0           0   4,701,941           0           0   4,701,941           0           0
Age 100   6,340,943           0           0   6,040,943           0           0   6,040,943           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                        USING CURRENT CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       3,104       2,923       2,743       1,213       1,032         852
2           300,000     300,000     300,000       6,498       5,945       5,415       4,607       4,055       3,524
3           300,000     300,000     300,000      10,209       9,069       8,016       8,318       7,178       6,125
4           300,000     300,000     300,000      14,267      12,293      10,542      12,376      10,402       8,651
5           300,000     300,000     300,000      18,708      15,625      12,994      16,817      13,734      11,103
6           300,000     300,000     300,000      23,559      19,054      15,360      21,858      17,352      13,658
7           300,000     300,000     300,000      28,886      22,607      17,662      27,373      21,094      16,150
8           300,000     300,000     300,000      34,740      26,291      19,902      33,416      24,967      18,578
9           300,000     300,000     300,000      41,182      30,117      22,085      40,048      28,982      20,951
10          300,000     300,000     300,000      48,267      34,083      24,205      47,322      33,138      23,259
15          300,000     300,000     300,000      97,826      57,105      34,174      97,826      57,105      34,174
20          300,000     300,000     300,000     182,754      87,691      44,646     182,754      87,691      44,646
25          421,850     300,000     300,000     324,500     125,011      52,473     324,500     125,011      52,473
30          670,405     300,000     300,000     558,670     170,782      56,386     558,670     170,782      56,386
35        1,085,916     300,000     300,000     944,275     228,284      54,381     944,275     228,284      54,381
40        1,662,846     319,276     300,000   1,583,663     304,073      42,851   1,583,663     304,073      42,851
45        2,775,180     421,076     300,000   2,643,029     401,025      14,329   2,643,029     401,025      14,329
50        4,596,111     546,676           0   4,377,248     520,644           0   4,377,248     520,644           0
55        7,548,231     699,398           0   7,188,791     666,094           0   7,188,791     666,094           0
60       11,898,375     854,551           0  11,898,375     854,551           0  11,898,375     854,551           0
Age 100  17,926,397   1,046,876           0  17,926,397   1,046,876           0  17,926,397   1,046,876           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                        USING GUARANTEED CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       2,737       2,570       2,403         847         679         512
2           300,000     300,000     300,000       5,916       5,406       4,918       4,025       3,516       3,027
3           300,000     300,000     300,000       9,388       8,335       7,363       7,497       6,444       5,472
4           300,000     300,000     300,000      13,180      11,354       9,733      11,290       9,463       7,842
5           300,000     300,000     300,000      17,324      14,467      12,028      15,434      12,576      10,137
6           300,000     300,000     300,000      21,849      17,669      14,240      20,147      15,967      12,538
7           300,000     300,000     300,000      26,796      20,965      16,372      25,283      19,453      14,860
8           300,000     300,000     300,000      32,203      24,354      18,417      30,879      23,031      17,094
9           300,000     300,000     300,000      38,121      27,840      20,377      36,986      26,706      19,243
10          300,000     300,000     300,000      44,595      31,419      22,243      43,650      30,474      21,298
15          300,000     300,000     300,000      90,166      52,331      31,061      90,166      52,331      31,061
20          300,000     300,000     300,000     165,200      76,354      36,606     165,200      76,354      36,606
25          378,463     300,000     300,000     291,125     102,988      36,810     291,125     102,988      36,810
30          597,009     300,000     300,000     497,508     131,440      27,920     497,508     131,440      27,920
35          956,386     300,000     300,000     831,640     160,384       2,042     831,640     160,384       2,042
40        1,449,651     300,000           0   1,380,620     187,935           0   1,380,620     187,935           0
45        2,394,117     300,000           0   2,280,112     212,147           0   2,280,112     212,147           0
50        3,892,706     300,000           0   3,707,339     231,908           0   3,707,339     231,908           0
55        6,201,673     300,000           0   5,906,355     242,661           0   5,906,355     242,661           0
60        9,626,383     300,000           0   9,626,383     218,082           0   9,626,383     218,082           0
Age 100  14,506,247           0           0  14,506,247           0           0  14,506,247           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                        USING CURRENT CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           303,098     302,918     302,737       3,098       2,918       2,737       1,207       1,027         847
2           306,479     305,928     305,400       6,479       5,928       5,400       4,588       4,037       3,509
3           310,168     309,033     307,985      10,168       9,033       7,985       8,277       7,142       6,094
4           314,191     312,229     310,488      14,191      12,229      10,488      12,300      10,339       8,597
5           318,582     315,523     312,912      18,582      15,523      12,912      16,692      13,632      11,021
6           323,364     318,901     315,242      23,364      18,901      15,242      21,662      17,199      13,540
7           328,597     322,390     317,500      28,597      22,390      17,500      27,084      20,877      15,988
8           334,329     325,994     319,689      34,329      25,994      19,689      33,006      24,671      18,366
9           340,617     329,725     321,815      40,617      29,725      21,815      39,482      28,591      20,681
10          347,506     333,577     323,869      47,506      33,577      23,869      46,560      32,631      22,923
15          394,899     355,520     333,311      94,899      55,520      33,311      94,899      55,520      33,311
20          475,315     384,482     343,240     175,315      84,482      43,240     175,315      84,482      43,240
25          605,891     418,096     349,973     305,891     118,096      49,973     305,891     118,096      49,973
30          817,727     455,518     351,869     517,727     155,518      51,869     517,727     155,518      51,869
35        1,161,618     494,733     346,549     861,618     194,733      46,549     861,618     194,733      46,549
40        1,720,542     531,624     330,403   1,420,542     231,624      30,403   1,420,542     231,624      30,403
45        2,630,059     558,285           0   2,330,059     258,285           0   2,330,059     258,285           0
50        4,112,959     561,378           0   3,812,959     261,378           0   3,812,959     261,378           0
55        6,549,098     519,611           0   6,237,236     219,611           0   6,237,236     219,611           0
60       10,519,661     405,522           0  10,219,661     105,522           0  10,219,661     105,522           0
Age 100  15,504,729           0           0  15,204,729           0           0  15,204,729           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                             VARIABLE UNIVERSAL LIFE INSURANCE
  MALE ISSUE AGE: 36                                                          $300,000 BASE
  STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
  VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                        USING GUARANTEED CHARGES

                         DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
           --------------------------------------------------------------------------------------------------------
                    Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                        Gross Annual                    Gross Annual                     Gross Annual
END                 Investment Return of            Investment Return of             Investment Return of
OF         --------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           302,732     302,565     302,398       2,732       2,565       2,398         841         674         507
2           305,898     305,390     304,903       5,898       5,390       4,903       4,007       3,499       3,012
3           309,349     308,300     307,333       9,349       8,300       7,333       7,458       6,410       5,442
4           313,108     311,293     309,682      13,108      11,293       9,682      11,217       9,402       7,791
5           317,204     314,369     311,949      17,204      14,369      11,949      15,313      12,478      10,058
6           321,661     317,522     314,127      21,661      17,522      14,127      19,960      15,820      12,425
7           326,517     320,756     316,216      26,517      20,756      16,216      25,004      19,243      14,703
8           331,802     324,065     318,209      31,802      24,065      18,209      30,479      22,741      16,886
9           337,561     327,452     320,109      37,561      27,452      20,109      36,426      26,317      18,974
10          343,828     330,908     321,904      43,828      30,908      21,904      42,883      29,962      20,958
15          387,079     350,655     330,146      87,079      50,655      30,146      87,079      50,655      30,146
20          454,806     371,821     334,594     154,806      71,821      34,594     154,806      71,821      34,594
25          559,961     391,840     332,900     259,961      91,840      32,900     259,961      91,840      32,900
30          722,185     405,699     321,266     422,185     105,699      21,266     422,185     105,699      21,266
35          970,372     403,702           0     670,372     103,702           0     670,372     103,702           0
40        1,346,237     367,617           0   1,046,237      67,617           0   1,046,237      67,617           0
45        1,911,088           0           0   1,611,088           0           0   1,611,088           0           0
50        2,758,787           0           0   2,458,787           0           0   2,458,787           0           0
55        4,029,018           0           0   3,729,018           0           0   3,729,018           0           0
60        5,953,088           0           0   5,653,088           0           0   5,653,088           0           0
Age 100   7,788,959           0           0   7,488,959           0           0   7,488,959           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.